Social and statutory obligations	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Social and Statutory obligations	Social and statutory obligations

	2024	2023

Obligations to non-controlling interest	177,961	75,196
Employee profit-sharing (i)	965,159	910,739
Salaries and other benefits payable	167,791	160,192
Total	1,310,911	1,146,127

(i)The Group has a bonus scheme for its employees based on a profit-sharing program as agreed under collective bargaining with the syndicate, which does not extend to the Board of Directors. The bonus is calculated at each half of the year and payments are made in February and August.